CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 125,933	$ 120,526
Restricted cash	33,860	33,860
Accounts receivable (less allowances of $34,645 and $32,141 as of December 31, 2013 and 2014, respectively)	604,265	616,797
Deferred income taxes	14,192	17,623
Prepaid expenses and other	139,469	144,801
Total Current Assets	917,719	933,607
Property, Plant and Equipment:
Property, plant and equipment	4,668,705	4,631,067
Less-Accumulated depreciation	(2,117,978)	(2,052,807)
Property, Plant and Equipment, net	2,550,727	2,578,260
Other Assets, net:
Goodwill	2,423,783	2,463,352
Customer relationships and acquisition costs	607,837	605,484
Deferred financing costs	47,077	45,607
Other	23,199	26,695
Total Other Assets, net	3,101,896	3,141,138
Total Assets	6,570,342	6,653,005
Current Liabilities:
Current portion of long-term debt	52,095	52,583
Accounts payable	203,014	216,456
Accrued expenses	404,485	461,338
Deferred revenue	197,142	238,724
Total Current Liabilities	856,736	969,101
Long-term Debt, net of current portion	4,611,436	4,119,139
Other Long-term Liabilities	73,506	68,219
Deferred Rent	104,051	104,244
Deferred Income Taxes	54,658	340,568
Commitments and Contingencies (see Note 10)
Iron Mountain Incorporated Stockholders' Equity:
Preferred stock (par value $0.01; authorized 10,000,000 shares; none issued and outstanding)
Common stock (par value $0.01; authorized 400,000,000 shares; issued and outstanding 191,426,920 shares and 209,818,812 shares as of December 31, 2013 and 2014, respectively)	2,098	1,914
Additional paid-in capital	1,588,841	980,164
Earnings in excess of distributions (Distributions in excess of earnings)	(659,553)	67,820
Accumulated other comprehensive items, net	(75,031)	(8,660)
Total Iron Mountain Incorporated Stockholders' Equity	856,355	1,041,238
Noncontrolling Interests	13,600	10,496
Total Equity	869,955	1,051,734
Total Liabilities and Equity	$ 6,570,342	$ 6,653,005